Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (22,574)	$ (9,374)
Property, plant and equipment, net	17,028	30,228
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 39,602	$ 39,602